Balance Sheets (USD $)	Dec. 31, 2011
Current Assets
Cash and Cash Equivalents
Total Current Assets
TOTAL ASSETS
Current Liabilities
Accounts payable and accrued expenses
Payables, related parties	3,819
Total Current Liabilities	3,819
TOTAL LIABILITIES	3,819
Stockholder's Deficit
Common stock: 100,000,000 authorized; $0.0001 par value; 8,000,000 shares issued and outstanding	800
Accumulated deficit during developmental stage	(4,619)
Total Stockholder's Deficit	(3,819)
TOTAL LIABILITIES AND STOCKHOLDER'S DEFICIT